SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	121 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Estimated Useful Life

The Company anticipates the estimated useful lives of its assets by class to be generally as follows:

Land	N/A
Buildings	25-40 years
Building improvements	10-40 years
Tenant improvements	Shorter of lease term or expected useful life
Tenant origination and absorption costs	Remaining term of related leases, including below-market renewal periods